Cash and Cash Equivalents, Restricted Cash Advances and Collateral	12 Months Ended
Dec. 31, 2018
Restricted Cash Advances And Collateral [Abstract]
Cash and Cash Equivalents, Restricted Cash Advances and Collateral
15.	CASH AND CASH EQUIVALENTS, RESTRICTED CASH ADVANCES AND COLLATERAL

Cash and cash equivalents

Cash and cash equivalents – operational includes an amount of $40.1 million (2017 - $24.7 million) held by a subsidiary of the Corporation that is subject to exchange controls in the country of operation. This balance is not available for general use by the Corporation or any of its other subsidiaries.

Restricted cash advances and collateral

Restricted cash held by the Corporation consists of the following components:

	As at December 31,
In thousands of U.S. Dollars	2018	2017
Guarantees in connection with licenses held	4,312	4,333
Funds in connection with hedging contracts	2,836	5,113
Segregated funds in respect of payment processors	2,030	2,749
Guarantee in connection with acquisition of a subsidiary	1,146	1,201
Cash portion of Kentucky Bond Collateral *	5,000	40,000
Funds held in term deposits	5,837	—
Other	288	300
Restricted cash advances and collateral – total	21,449	53,696
Restricted cash advances and collateral – current portion	10,819	7,862
Restricted cash advances and collateral – non-current portion	10,630	45,834

* As at December 31, 2018, $5 million of restricted cash was collateralized as part of the Kentucky Bond Collateral (as defined in note 28 below). The Kentucky Bond Collateral will be held until a court order is issued authorizing the release of the bonds.